Stock-based compensation - Schedule of fair value assumptions (Detail) - Employee stock option	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum (as a percent)	1.83%	1.23%	1.62%
Risk-free interest rate, maximum (as a percent)	2.40%	2.40%	2.49%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (as a percent)	73.87%	71.01%	72.98%
Expected term (in years)	5 years 3 months 18 days	5 years 3 months 18 days	5 years 3 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (as a percent)	81.04%	74.20%	74.94%
Expected term (in years)	9 years 6 months	10 years	10 years